Provisions - Cumulative payment protection insurance complains received and future claims expected (Details) - Payment Protection Insurance policy in Thousands, $ in Millions	Jun. 30, 2019 USD ($) policy
Disclosure of other provisions [line items]
Cumulative actual inbound complaints (000s of policies)	1,891
Future expected inbound complaints (000s of policies)	359
Cumulative actual outbound contact (000s of policies)	685
Future expected outbound contact (000s of policies)	0
Cumulative actual response rate to outbound contact	44.00%
Cumulative actual average uphold rate per claim	78.00%
Future expected average uphold rate per claim	83.00%
Cumulative actual average redress per claim ($) | $	$ 2,798
Future expected average redress per claim ($) | $	$ 2,544
Cumulative actual Information Requests (000s of policies)	0
Future expected Information Requests (000s of policies)	964
Cumulative actual complaints to Financial Ombudsman Service (000s of policies)	171
Future expected complaints to Financial Ombudsman Service (000s of policies)	3
Cumulative actual average uphold rate per Financial Ombudsman Service claim	38.00%
Future expected average uphold rate per Financial Ombudsman Service claim	28.00%